As filed with the Securities and Exchange Commission on September 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at July 31, 2014 (Unaudited)

COMMON STOCKS - 88.15%	Shares	Value
Apparel Manufacturing - 3.19%
VF Corp.	27,200	$1,666,544

Chemical Manufacturing - 4.28%
Allergan, Inc.	7,850	1,302,001
Pfizer, Inc.	23,964	687,767
Zoetis, Inc.	7,553	248,569
		2,238,337

Clothing and Clothing Accessories Stores - 3.29%
Urban Outfitters, Inc.*	48,100	1,718,613

Computer and Electronic Product Manufacturing - 10.63%
SanDisk Corp.	28,350	2,599,979
Texas Instruments, Inc.	35,100	1,623,375
Xilinx, Inc.	32,600	1,340,838
		5,564,192

Credit Intermediation and Related Activities - 5.32%
Bank of New York Mellon Corp.	16,300	636,352
F.N.B. Corp.	33,700	414,510
PNC Financial Services Group, Inc.	21,000	1,733,760
		2,784,622

Fabricated Metal Product Manufacturing - 2.20%
Parker Hannifin Corp.	10,000	1,149,500

Insurance Carriers and Related Activities - 6.74%
Arthur J. Gallagher & Co.	33,300	1,498,500
Erie Indemnity Co. - Class A	6,800	497,896
Loews Corp.	36,350	1,531,425
		3,527,821

Machinery Manufacturing - 3.33%
General Electric Co.	25,700	646,355
II-VI, Inc.*	40,950	561,834
Joy Global, Inc.	9,000	533,340
		1,741,529

Miscellaneous Manufacturing - 6.62%
Medtronic, Inc.	27,100	1,673,154
Rockwell Automation, Inc.	16,050	1,792,143
		3,465,297

Nonmetallic Mineral Product Manufacturing - 1.71%
Headwaters, Inc.*	83,900	896,891

Paper Manufacturing - 2.87%
Kimberly-Clark Corp.	14,450	1,500,922

Petroleum and Coal Products Manufacturing - 3.09%
BP PLC - ADR	33,000	1,616,010

Primary Metal Manufacturing - 1.08%
Matthews International Corp. - Class A	13,000	565,370

Professional, Scientific, and Technical Services - 5.29%
Amgen, Inc.	8,150	1,038,228
NetScout Systems, Inc.*	40,700	1,730,971
		2,769,199
Publishing Industries (except Internet) - 6.67%
CA, Inc.	56,900	1,643,272
Microsoft Corp.	42,800	1,847,248
		3,490,520

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.12%
The Charles Schwab Corp.	40,000	1,110,000

Telecommunications - 7.60%
AT&T, Inc.	55,000	1,957,450
Verizon Communications, Inc.	32,900	1,658,818
Windstream Corp.	31,339	359,145
		3,975,413

Transportation Equipment Manufacturing - 7.34%
The Boeing Co.	15,000	1,807,200
Honeywell International, Inc.	22,150	2,034,034
		3,841,234

Utilities - 4.78%
FirstEnergy Corp.	26,200	817,702
Kinder Morgan, Inc.	46,800	1,683,864
		2,501,566
Total Common Stocks (Cost $28,950,806)		46,123,580

EXCHANGE-TRADED FUNDS - 1.38%
iShares MSCI Japan Index Fund	60,000	720,000
Total Exchange-Traded Funds (Cost $743,483)		720,000

SHORT-TERM INVESTMENTS - 10.45%
Money Market Funds - 4.72%
Invesco STIC - Liquid Assets Portfolio - Institutional Class, 0.06% †	2,470,207	2,470,207

U.S. Treasury Bills - 5.73%	Principal Amount
U.S. Treasury Bill, 0.11%, due 7/23/2015 +	$3,000,000	2,996,736
Total Short-Term Investments (Cost $5,467,240)		5,466,943

Total Investments (Cost $35,161,529) - 99.98%		52,310,523
Other Assets in Excess of Liabilities - 0.02%		9,301
Net Assets - 100.00%		$52,319,824

ADR - American Depository Receipt
* Non-income producing security.
† Rate shown is the 7-day annualized yield at July 31, 2014.
+ Rate shown is the discount rate at July 31, 2014.

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$7,422,443	$-	$-	$7,422,443
Information	7,465,933	-	-	7,465,933
Manufacturing	24,245,826	-	-	24,245,826
Professional, Scientific, and Technical Services	2,769,199	-	-	2,769,199
Retail Trade	1,718,613	-	-	1,718,613
Utilities	2,501,566	-	-	2,501,566
Total Common Stocks	46,123,580	-	-	46,123,580
Exchange-Traded Funds	720,000	-	-	720,000
Short-Term Investments
Money Market Funds	2,470,207	-	-	2,470,207
U.S. Treasury Bill	-	2,996,736	-	2,996,736
Total Short-Term Investments	2,470,207	2,996,736	-	5,466,943
Total Investments	$49,313,787	$2,996,736	$-	$52,310,523

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at July 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$35,161,541

Gross unrealized appreciation	$17,793,963
Gross unrealized depreciation	(644,981)
Net unrealized appreciation	$17,148,982

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 9/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 9/16/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 9/16/2014

* Print the name and title of each signing officer under his or her signature.